INVENTORIES - Composition of inventories (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Total	$ 299,970,909	$ 233,053,160
Cost of inventory recognized as cost of sales	$ 1,945,363,408	$ 1,601,997,255	$ 1,628,701,823
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80.00%	80.00%
Gross asset
INVENTORIES
Raw materials	$ 132,404,864	$ 90,992,931
Finished goods	121,326,380	115,591,443
Spare parts and supplies	39,296,081	26,527,656
Work in progress	378,573	194,686
Other inventories	10,742,769	6,012,077
Cost of inventory recognized as cost of sales	1,584,826,536	1,346,516,486
Obsolescence provision
INVENTORIES
Obsolescence provision	$ (4,177,758)	$ (6,265,633)